July 22, 2009
VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn: Mr. Larry Greene

Re:	Tortoise North American Energy Corporation – Form N-14 (File Nos. 333-158403 & 811-21700) (the “N-14”)
To the Commission:
           Pursuant to Rule 461 under the Securities Act of 1933, as amended, Tortoise North American Energy Corporation (the “Registrant”) hereby requests that the effective date of the N-14 referenced above be accelerated so that it will be declared effective on July 22, 2009, or as soon as practicable thereafter, after notification by telephone to the Staff that the N-14 is correct and complete.
           With respect to the Registrant’s request for acceleration of the effective date of the N-14, please be advised that the Registrant acknowledges that:
          (1) the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
          (2) should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
          (3) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
          (4) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely, TORTOISE NORTH AMERICAN ENERGY CORPORATION

By:	/s/ Terry C. Matlack
Terry C. Matlack
Chief Financial Officer